SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Deposits received			$ 1,101	¥ 7,817	¥ 911
Due to third parties					6,265
Payroll and welfare payables			19,661	139,592	211,102
Other liabilities			10,008	71,058	22,315
Total			30,770	218,467	240,593
Less: other payables and accrued liabilities of the discontinued operations			(8,185)	(58,114)	(171,161)
Other payables and accrued liabilities of the continued operations	$ 15,128	¥ 109,940	$ 22,585	¥ 160,353	¥ 69,432